Bank indebtedness (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of the Bank indebtedness [Abstract]
Revolving credit facility	CAD 210,001	CAD 153,811
Discount on Bankers Acceptances and other fees	(1,023)	(709)
Balance, end of year	CAD 208,978	CAD 153,102